Condensed Consolidated Statements of Changes in Stockholders’ Equity (Unaudited) - USD ($)		Class A Common Stock	Class B Common Stock	Additional Paid-in Capital	Retained Earnings/(Accumulated Deficit)	Total
Balance at Aug. 12, 2019
Balance (in Shares) at Aug. 12, 2019
Issuance of Class B common stock to Sponsor	[1]		$ 288	24,712		25,000
Issuance of Class B common stock to Sponsor (in Shares)	[1]		2,875,000
Sale of 10,000,000 Units, net of underwriting discount, offering costs and fair value of Public Warrants		$ 1,000		90,479,479		90,480,479
Sale of 10,000,000 Units, net of underwriting discount, offering costs and fair value of Public Warrants (in Shares)		10,000,000
Excess of proceeds over the fair value of Private Placement Warrants				933,172		933,172
Excess of proceeds over the fair value of Private Placement Warrants (in Shares)
Class A common stock subject to possible redemption		$ (858)		(85,841,412)		(85,842,270)
Class A common stock subject to possible redemption (in Shares)		(8,584,227)
Net income/ loss					(596,380)	(596,380)
Balance at Dec. 31, 2019		$ 142	$ 288	5,595,951	(596,380)	5,000,001
Balance (in Shares) at Dec. 31, 2019		1,415,773	2,875,000
Change in value of Class A common stock subject to possible redemption		$ (15)		(1,428,835)		(1,428,850)
Change in value of Class A common stock subject to possible redemption (in Shares)		(142,885)
Forfeiture of Class B common stock by Sponsor			$ (38)	38
Forfeiture of Class B common stock by Sponsor (in Shares)			(375,000)
Net income/ loss					1,428,859	1,428,859
Balance at Mar. 31, 2020		$ 127	$ 250	4,167,154	832,479	5,000,010
Balance (in Shares) at Mar. 31, 2020		1,272,888	2,500,000
Balance at Dec. 31, 2019		$ 142	$ 288	5,595,951	(596,380)	5,000,001
Balance (in Shares) at Dec. 31, 2019		1,415,773	2,875,000
Change in value of Class A common stock subject to possible redemption		$ 64		6,480,646		6,480,710
Change in value of Class A common stock subject to possible redemption (in Shares)		648,071
Forfeiture of Class B common stock by Sponsor			$ (38)	38
Forfeiture of Class B common stock by Sponsor (in Shares)			(375,000)
Net income/ loss					(6,480,701)	(6,480,701)
Balance at Dec. 31, 2020		$ 206	$ 250	12,076,635	(7,077,081)	5,000,010
Balance (in Shares) at Dec. 31, 2020		2,063,844	2,500,000
Balance at Mar. 31, 2020		$ 127	$ 250	4,167,154	832,479	5,000,010
Balance (in Shares) at Mar. 31, 2020		1,272,888	2,500,000
Change in value of Class A common stock subject to possible redemption		$ 35		3,432,015		3,432,050
Change in value of Class A common stock subject to possible redemption (in Shares)		343,205
Net income/ loss					(3,432,059)	(3,432,059)
Balance at Jun. 30, 2020		$ 162	$ 250	7,599,169	(2,599,580)	5,000,001
Balance (in Shares) at Jun. 30, 2020		1,616,093	2,500,000
Balance at Dec. 31, 2020		$ 206	$ 250	12,076,635	(7,077,081)	5,000,010
Balance (in Shares) at Dec. 31, 2020		2,063,844	2,500,000
Change in value of Class A common stock subject to possible redemption		$ (56)		(5,498,024)		(5,498,080)
Change in value of Class A common stock subject to possible redemption (in Shares)		(549,808)
Net income/ loss					5,498,071	5,498,071
Balance at Mar. 31, 2021		$ 150	$ 250	6,578,611	(1,579,010)	5,000,001
Balance (in Shares) at Mar. 31, 2021		1,514,036	2,500,000
Change in value of Class A common stock subject to possible redemption		$ 37		3,569,503		3,569,540
Change in value of Class A common stock subject to possible redemption (in Shares)		356,954
Net income/ loss					(3,569,534)	(3,569,534)
Balance at Jun. 30, 2021		$ 187	$ 250	$ 10,148,114	$ (5,148,544)	$ 5,000,007
Balance (in Shares) at Jun. 30, 2021		1,870,990	2,500,000

[1]	Included 375,000 Class B shares subject to forfeiture if the over-allotment option is not exercised in full or in party by the underwriters.